Summary of assumptions to determine share-based compensation costs over the life of awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Surplus (deficit) in plan [abstract]
Expected dividend yield
Expected volatility	104.46%	115.75%	115.80%
Risk-free annual interest rate	3.56%	1.59%	1.23%
Expected life (years)	5 years 5 months 12 days	5 years 8 months 19 days	5 years 8 months 15 days
Weighted average share price	$ 3.75	$ 8.88	$ 10.51
Weighted average exercise price	3.75	8.88	10.51
Weighted average grant date fair value	$ 2.99	$ 7.47	$ 8.82